Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 685	$ 638
Pension obligations	607	405
Non-capital losses	323	331
Non-depreciable capital property	271	271
Tax credit carryforwards	119	92
Investment in subsidiaries	100	95
Depreciation and amortization in excess of capital cost allowance	57	59
Environmental expenditures	48	51
Other	14	20
Deferred income tax assets gross	2,224	1,962
Less: valuation allowance	(380)	(375)
Total deferred income tax assets	1,844	1,587
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,022	377
Regulatory assets and liabilities	728	495
Goodwill	11	10
Other	15	18
Total deferred income tax liabilities	1,776	900
Net deferred income tax assets	$ 68	$ 687